Offerings - Offering: 1	Oct. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.006 per share, offered for resale by the Selling Shareholders
Amount Registered | shares	57,506,538
Proposed Maximum Offering Price per Unit	0.4245
Maximum Aggregate Offering Price	$ 24,411,525.38
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,123.80
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered include an indeterminate number of additional Class A Ordinary Shares that may become issuable as a result of share splits, share dividends or similar transactions. Represents 57,506,538 Class A Ordinary Shares being registered for resale by the Selling Shareholders, consisting of (i) 39,308,176 Class A Ordinary Shares issuable pursuant to the Equity Purchase Agreement, (ii) 112,701 Class A Ordinary Shares issued to Target Capital as part of the Initial Commitment Fee Shares and subsequently sold to Square Gate, (iii) 190,661 Class A Ordinary Shares issuable upon exercise of pre-funded warrants issued as part of the Initial Commitment Fee Shares, (iv) up to 8,795,819 Class A Ordinary Shares issuable as True-Up Commitment Fee Shares or upon exercise of pre-funded warrants issued in lieu thereof, and (v) up to 9,099,181 Class A Ordinary Shares issuable as the Second Commitment Fee Shares or upon exercise of pre-funded warrants issued in lieu thereof. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Registrant's Class A Ordinary Shares as reported on the NYSE American on October 13, 2026, which were $0.4640 and $0.3850, respectively, after giving effect to the Share Consolidation.